Related Parties Transactions - Schedule of Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards (Details) $ in Thousands	Dec. 31, 2023 USD ($) shares
Dr Robert Langer | Entrega | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	250,000
Number of options held (in shares)	82,500
Number of RSUs held (in shares)	0
Ownership interest	4.09%
Dr Raju Kucherlapati | Enlight | Class B common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	0
Number of options held (in shares)	30,000
Number of RSUs held (in shares)	0
Ownership interest	3.00%
Dr John LaMattina | Akili | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	56,554
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.07%
Dr John LaMattina | Vedanta | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	25,000
Number of options held (in shares)	15,000
Number of RSUs held (in shares)	0
Ownership interest	0.24%
Dr Bharatt Chowrira | Karuna | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	5,000
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.01%
Dr John LaMattina (individually) | Appeering | Convertible notes
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Aggregate principal amount | $	$ 50